General	6 Months Ended
Jun. 30, 2020
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.	Safe-T Group Ltd. (the "Company") is a holding company, which is engaged, as of the date hereof, (i) through its subsidiaries Safe-T Data A.R Ltd. ("Safe-T") and Safe-T USA Inc. ("Safe-T Inc.") in the development, marketing and sales of solutions which mitigate attacks on enterprises' business-critical services and sensitive data, while ensuring uninterrupted business continuity as well as enabling smooth and efficient traffic flow, interruption-free service; and (ii) through its subsidiary NetNut Ltd. ("NetNut") in providing IP proxy service to business customers. For further information regarding NetNut acquisition on June 12, 2019, see note 8.

b.	The Company's ordinary shares are listed on the Tel Aviv Stock Exchange Ltd. ("TASE") and as of August 17, 2018, the Company's American Depositary Shares (the "ADSs") are listed on the Nasdaq Capital Market ("Nasdaq").

c.	On September 26, 2019, the Company's shareholders approved a reverse split of the share capital of the Company by a ratio of up to 20:1, to be effective at the ratio and date to be determined by the Company's Board of Directors (the "Board of Directors"). On October 2, 2019, the Board of Directors resolved that the final ratio will be 20:1, which became effective on October 21, 2019 (the "Reverse Split"). All descriptions of the Company's share capital in these condensed consolidated financial statements, including share amounts and per share amounts, are presented after giving effect to the Reverse Split.

d.	The spread of COVID-19 has forced the Company to modify its business practices (including employee travel, employee work locations and cancellation of physical participation in meetings, events and conferences). Further actions may be taken as required. In responding to the crisis, the Company leveraged its IT capabilities to implement remote connections with employees, customers and vendors to deliver a functional and productive work-from-home strategy.

Due to an almost complete freeze in the travel sector, the Company experienced a reduction of approximately 10% in revenue from the IP proxy business. At the same time, this business just recently gained new entry into the cyber-security market, which the Company believes may compensate for the revenue reduction mentioned above.

Also, due to the COVID-19 lack of visibility implications, the decision making of customers in the cyber security business had slowed down, such that it may affect the pace of the Company's growth plans for the remainder of 2020.

Overall, the Company is closely monitoring all parts of the business to ensure that it can respond quickly to fluctuations in demand. Refer also note 9.

e.	The Company has suffered recurring losses from operations, has an accumulated deficit as of June 30, 2020, as well as negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. These cash flow projections are subject to various risks and uncertainties concerning their fulfilment. These factors and the risk inherent in the Company's operations raise a substantial doubt as to the Company's ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management's plans include the continued commercialization of the Company's products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.